DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

POET Technologies Inc. is incorporated in the Province of Ontario. POET Technologies Inc. and its subsidiaries (the “Company”) design and develop the POET Optical Interposer and Photonic Integrated Circuits for the data center and tele-communications markets. The Company’s head office is located at 120 Eglinton Avenue East, Suite 1107, Toronto, Ontario, Canada M4P 1E2. These audited consolidated financial statements of the Company were approved by the Board of Directors of the Company on March 31, 2023.

These financial statements have been prepared on the going concern basis which assumes that the Company will have sufficient cash to pay its debts, as and when they become payable, for a period of at least 12 months from the date the financial report was authorised for issue.

As at December 31, 2022, the Company has accumulated losses of $(194,023,660) and working capital of $5,751,101. During the year ended December 31, 2022, the Company had negative cash flows from operations of $(12,325,910). The Company has prepared a cash flow forecast which indicates that it does not have sufficient cash to meet its minimum expenditure commitments and therefore needs to raise additional funds to continue as a going concern. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

To address the future funding requirements, management has undertaken the following initiatives:

1.	Raised $3,184,332 in gross funding from a private placement on December 2, 2022. The financing included the issuance of warrants at an exercise price of C$4.95. These warrants are currently in- the- money and will be exercisable after April 2, 2023
2.	Extended the exercise date and repriced certain warrants to induce warrant holders to exercise warrants that are in-the-money (See note 25).
3.	Encouraged warrant holders with in-the-money warrants that expire between April 2023 and September 2023 to exercise their warrants prior to the expiry dates.
4.	Established a strict budgetary process with a focus on maintaining an appropriate level of corporate overheads in line with the Company’s available cash resources.

The Company’s financial statements do not include any adjustments to the assets’ carrying amount, to the expenses presented and to the reclassification of the balance sheets items that could be necessary should the Company be unable to continue its operations.